ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

	December 31,
	2024	2023
Advance deposits and ticket sales	$253,338	$250,955
Gaming tax and license fee accruals	171,014	159,285
Operating expense and other accruals and liabilities	165,975	160,169
Staff cost accruals	123,227	101,340
Interest expense payables	119,026	114,587
Outstanding gaming chips	83,414	83,012
Property and equipment payables	67,027	73,520
Loyalty program liabilities	39,108	36,000
Intangible assets liabilities (1)	31,889	29,448

Accrued expenses and other current liabilities	$1,054,018	$1,008,316

(1)
As of December 31, 2024 and 2023, the
non-current
portion of the intangible assets liabilities of $270,563 and $282,081, respectively, are included in other long-term liabilities in the accompanying consolidated balance sheets.